REDLINE REAL ESTATE GROUP ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Redline Real Estate Group Inc [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES

The following table summarizes the fair value of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date (in thousands):

Balance at November 3, 2022
Recognized amounts of assets acquired and liabilities assumed
Cash & Cash in Trust	30
Amount Held in Trust	(30)
Net Assets Acquired	-
Consideration	-